Revenue	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue

Note 4—Revenue

Revenue has been recognized in the consolidated statements of profit or loss with the following amounts:

	2024	2023	2022
	(EUR’000)
Revenue
Commercial products	225,728	178,663	35,659
Rendering of services	11,794	21,659	4,434
Clinical supply	3,776	319	8,534
Licenses	122,343	66,077	2,547
Total revenue	363,641	266,718	51,174
Attributable to
Commercial customers	225,728	178,663	35,659
Collaboration partners and license agreements	137,913	88,055	15,515
Total revenue	363,641	266,718	51,174
Specified by timing of recognition
Recognized over time	11,794	21,659	4,434
Recognized at a point in time	351,847	245,059	46,740
Total revenue	363,641	266,718	51,174
Specified per geographical area
Europe (1)	123,336	869	552
North America	233,220	191,677	44,156
Rest of world	7,085	74,172	6,466
Total revenue	363,641	266,718	51,174
(1)
For the year ended December 31, 2024, Denmark, the country of domicile, contributed with €95.4 million of revenue.

Commercial Customers

Revenue attributable to commercial customers by product were as follows:

	2024	2023	2022
	(EUR’000)
Revenue from commercial products
SKYTROFA®	197,001	178,663	35,659
YORVIPATH®	28,727	—	—
Total revenue from commercial products	225,728	178,663	35,659

Revenue from sales of SKYTROFA® is primarily sold to specialty pharmacies and specialty distributors in the U.S. market, and to wholesalers and pharmacies in Germany. Revenue from sale of SKYTROFA for the year ended December 31, 2024, was negatively impacted by an adjustment to estimates and assumptions for sales deductions of €4.7 million, which was related to periods prior to January 1, 2024. The adjustment was primarily attributable to a different payer and rebate mix than anticipated, and on which provisions for prior years were based.

In November 2023, TransCon PTH received marketing approval in the EU and European Economic Area countries and is marketed as YORVIPATH®. In August 2024, TransCon PTH received marketing approval in the U.S. and is marketed in the U.S. as YORVIPATH. The Company began selling YORVIPATH, primarily to pharmacies in Europe in the first quarter of 2024, and to specialty pharmacies in the U.S. in December 2024. In addition, the Company began selling YORIVPATH to distributors in the second quarter of 2024.

For the years ended December 31, 2024 and 2023, four commercial customers represented more than 10% of sales to commercial customers.

Collaboration Partners and License Agreements

Revenue attributable to collaboration partners and license agreements relates to Novo Nordisk A/S (“Novo Nordisk”), Eyconis, Inc. (“Eyconis”), Teijin Limited (“Teijin”) and VISEN Pharmaceuticals (“VISEN”). Under the collaboration agreements, the Company also provides various research and development services which are invoiced to collaboration partners. Revenue for these activities is presented as part of “Rendering of services.” Employment costs related to these activities are presented as Research and Development Costs in the consolidated statement of profit or loss.

Novo Nordisk

In November 2024, the Company entered into a research and development collaboration and license agreement (the “Novo Nordisk Agreement”) with Novo Nordisk pursuant to which the Company granted Novo Nordisk an exclusive worldwide license to the TransCon technology platform to develop, manufacture and commercialize Novo Nordisk proprietary products (including Semaglutide) in metabolic diseases (including obesity and type 2 diabetes) and a product-by-product exclusive license in cardiovascular diseases (the “IP”).

The Novo Nordisk Agreement includes provisions requiring at least one TransCon Semaglutide product and at least one other TransCon technology-based product to be identified, developed and commercialized in metabolic diseases to maintain certain exclusivities in the field, with additional provisions for cardiovascular diseases. Under the terms of the Novo Nordisk Agreement, Novo Nordisk also receives exclusive rights to expand any resulting metabolic disease products into other therapeutic areas. The lead program in the collaboration is a once-monthly TransCon Semaglutide product candidate that will initially target obesity and type 2 diabetes.

Under the Novo Nordisk Agreement, the Company has the potential to receive total payments of up to $285 million in upfront, development and regulatory milestone payments for the lead program. In addition, the Company has the potential to receive sales-based milestone payments and tiered royalties on global net sales. The $285 million includes an upfront fee of $100 million for the exclusive license. For each additional metabolic or cardiovascular disease product candidate, the Company will be eligible to receive payments of up to $77.5 million in development and regulatory milestone payments. In addition, the Company has the potential to receive sales-based milestone payments and tiered royalties on global net sales. Novo Nordisk agreed to pay royalties for each potential licensed product developed under the agreement that are an escalating tiered, mid-single digit percentage of the annual net sales of such licensed product and are subject to reduction due to patent valid claim expiration, biosimilar product market share, payment made under certain licenses for third party intellectual property and Inflation Reduction Act price negotiations.

Under the Novo Nordisk Agreement, the Company agreed to conduct certain pre-agreed early research and development of TransCon product candidates under the collaboration and is eligible to receive cost reimbursement from Novo Nordisk for its performance of such research and development activities under the Novo Nordisk Agreement with respect to such TransCon product candidates. Novo Nordisk is responsible for any other non-clinical and clinical development, regulatory, commercial manufacturing, and commercialization of such TransCon product candidates, and all costs associated with such activities.

Subject to the terms of the Novo Nordisk Agreement, the Company granted Novo Nordisk an exclusive, worldwide, royalty-bearing license, with the right to grant sublicenses, to use its proprietary TransCon technology platform to develop, manufacture and commercialize Novo Nordisk proprietary products in metabolic diseases (including obesity and type 2 diabetes) and a product-by-product exclusive license in cardiovascular diseases. Additionally, the Company granted Novo Nordisk an exclusive, worldwide, royalty-bearing license, with the right to grant sublicenses, to use its proprietary TransCon technology platform to develop, manufacture and commercialize GLP-1 receptor products using the TransCon technology for all indications, except for (i) certain pre-agreed rare endocrine indications, (ii) all indications in respect of the eye and adnexa and (iii) all indications in respect of oncology.

Unless earlier terminated, the Novo Nordisk Agreement has a royalty term that continues, on a per licensed product and per country basis, until the later of (i) the expiration of the last valid patent claim for any of our patents, joint improvement patents, licensed product patents as well as any improvements made by Novo Nordisk covering the licensed product’s dosage regimen or target product profile, or (ii) 11 years after the first commercial sale of such licensed product in such country.

The IP comprises the patent protected TransCon technology platform, where future activities do not affect its existing stand-alone functionalities. Accordingly, the IP is classified as “right-to-use” licenses, with revenue recognized at a point in time, where the licensee is granted access to the IP.

For the year ended December 31, 2024, “Licenses” includes revenue of €95.3 million related to the upfront payment, which is allocated to transfer of the Company’s intellectual property.

Eyconis

In January 2024, the Company announced the formation and launch with Frazier Life Sciences of Eyconis, a separate company created to develop, manufacture, and commercialize TransCon ophthalmology assets globally, together with a $150 million commitment from an investor syndicate that includes Frazier, RA Capital Management, venBio, and HealthQuest Capital.

The Company has granted Eyconis exclusive rights to develop and commercialize TransCon ophthalmology products globally (the “Eyconis Agreement”) and received, as consideration, an equity position in the newly formed company. In addition, the Company is eligible to receive development, regulatory, and sales milestone payments, plus single digit royalties on global net sales of commercialized products, if any.

The Company is expected to provide various research and development services, which are subject to separate remuneration, and which will be recognized as revenue over time as rendering of services or reimbursement revenue, as applicable.

For the year ended December 31, 2024, “Licenses” includes revenue of €27.1 million related to the non-cash upfront payment through an equity position in Eyconis, adjusted for internal profit, which is allocated to transfer of the Company’s intellectual property (the “IP”). The internal profit relates to the Company’s share of the non-cash upfront payment which is recognized as part of “Investments in associates” and recognized as revenue from “Licenses” as the IP is amortized in the associate.

No revenue from royalties or milestones has been recognized under the Eyconis agreement.

Teijin

In November 2023, the Company entered into an exclusive license agreement (the “Teijin Agreement”) with Teijin for the further development and commercialization of TransCon hGH, TransCon PTH, and TransCon CNP for endocrinology rare disease (the “Licensed Products”) in Japan. Under the terms of the Teijin Agreement, the Company received an upfront payment of $70 million, with additional development and regulatory milestones of up to $175 million and commercial milestones. In addition, the Company is eligible to receive royalties on net sales of the Licensed Products in Japan, of up to mid-20’s percent.

Further, the Company will provide clinical and commercial supply, and development services for joint activities, which are subject to separate remuneration, and which will be recognized as revenue over time as rendering of services or reimbursement revenue, as applicable.

At December 31, 2024, none of the Licensed Products have received marketing authorization in Japan. The Licensed Products (the “IP”) are patent protected, where future activities do not affect their existing stand-alone functionalities. Accordingly, all three licenses are classified as “right-to-use” licenses, with revenue recognized at a point in time, where the licensee is granted access to the IP.

For the year ended December 31, 2023, “Licenses” includes revenue of €63.7 million related to the upfront payment, which is allocated to transfer of the Company’s IP.

No revenue from royalties or milestones has been recognized under the Teijin Agreement.

VISEN

In November 2018, the Company entered into three exclusive license agreements with VISEN. Revenue from collaboration partners and license agreements also includes license income, rendering of services and sale of clinical supply under the VISEN Agreements.